Financial instruments - Derivative financial instruments valuation (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Current Assets	€ 19,777	€ 3,417
Current Liabilities	(7,109)	(25,847)
Derivatives - cash flow hedging instruments
Financial instruments
Total Assets	9,151	579
Total Liabilities	(568)	(4,490)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	9,151	571
Non-current Assets		8
Current Liabilities	(568)	(4,419)
Non-current Liabilities		(71)
Derivatives - not designated as hedging instruments
Financial instruments
Total Assets	10,627	2,846
Total Liabilities	(7,422)	(21,428)
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	10,627	2,846
Current Liabilities	(6,541)	€ (21,428)
Non-current Liabilities	€ (881)